Taxes on Income - Provision (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings before income taxes:
U.S									$ 147	$ (381)	$ 47
Foreign									367	506	299
Earnings before taxes	$ 268	$ 50	$ 112	$ 84	$ 92	$ 50	$ 192	$ (209)	514	125	346
Current
U.S.									6	(3)	26
State and local										27	7
Foreign									77	143	76
Total current									83	167	109
Deferred
U.S.									92	(67)	(38)
State and local									7	(17)	(4)
Foreign									(17)	(209)	(20)
Deferred Income Tax Expense (Benefit), Total									82	(293)	(62)
Income Tax Expense (Benefit), Total									$ 165	$ (126)	$ 47